Average Annual Total Returns	12 Months Ended
Nov. 30, 2014
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.00%
Five Years	5.24%
Ten Years	4.25%
Inception Date	Mar. 04, 1994
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.09%
Five Years	5.33%
Ten Years	4.33%
Inception Date	Nov. 12, 2001
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.80%
Five Years	6.12%
Ten Years	4.64%
Inception Date	Apr. 07, 1986
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.89%
Five Years	6.20%
Ten Years	4.72%
Inception Date	Nov. 12, 2001
Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	0.04%
Ten Years	1.15%
Inception Date	Jun. 01, 1987
Return After Taxes on Distributions | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.00%
Five Years	5.24%
Ten Years	4.25%
Return After Taxes on Distributions | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.80%
Five Years	6.12%
Ten Years	4.63%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.91%
Five Years	4.86%
Ten Years	4.12%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.41%
Five Years	5.68%
Ten Years	4.54%
California Tax-Exempt Money Market Funds Average | Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	none
Five Years	none
Ten Years	0.94%
Barclays CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.96%
Five Years	6.20%
Ten Years	5.04%
Barclays CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.96%
Five Years	6.20%
Ten Years	5.04%
Barclays Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.31%
Five Years	5.50%
Ten Years	4.84%
Barclays Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.31%
Five Years	5.50%
Ten Years	4.84%